Related party transactions	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related party transactions
25.
Related party transactions

During the years ended March 31, 2024, 2025 and 2026, other than disclosed elsewhere, the Company had the following material related party transactions:

Transactions with Ant Group and its affiliates

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Amounts earned by the Company
Cloud services revenue (i)	8,814	11,113	19,134
Marketplace software technology services fee and other amounts earned (i)	4,051	6,046	5,402
	12,865	17,159	24,536

Amounts incurred by the Company
Payment processing and escrow services fee (ii)	13,164	15,467	18,019
Other amounts incurred (i)	3,050	4,314	3,022
	16,214	19,781	21,041

(i)
The Company has other commercial arrangements with Ant Group and its affiliates on various cloud computing services, sales and marketing and other services.
(ii)
The Company has a commercial agreement with Alipay whereby the Company receives payment processing and escrow services in exchange for a payment for the services fee, which was recognized in cost of revenue.

As of March 31, 2025 and 2026, the Company had certain amounts of cash held in accounts managed by Alipay in connection with the provision of online and mobile commerce and related services for a total amount of RMB5,863 million and RMB5,545 million, respectively, which have been classified as cash and cash equivalents on the consolidated balance sheets.

25.
Related party transactions (Continued)

Transactions with other investees

The Company has commercial arrangements with certain investees of the Company related to cloud services. In connection with these services provided by the Company, RMB984 million, RMB4,507 million and RMB9,415 million were recorded in revenue in the consolidated income statements for the years ended March 31, 2024, 2025 and 2026, respectively.

The Company has commercial arrangements with certain investees of the Company related to marketing services. In connection with these services provided to the Company, RMB736 million, RMB1,010 million and RMB1,457 million were recorded in cost of revenue and sales and marketing expenses in the consolidated income statements for the years ended March 31, 2024, 2025 and 2026, respectively.

The Company has commercial arrangements with certain investees of the Company related to logistics services. In connection with these services provided by the Company, RMB2,540 million, RMB4,573 million and RMB3,301 million were recorded in revenue in the consolidated income statements for the years ended March 31, 2024, 2025 and 2026, respectively. Costs and expenses incurred in connection with these services provided to the Company of RMB14,864 million, RMB15,542 million and RMB19,267 million were recorded in the consolidated income statements for the same periods, respectively.

The Company has extended loans to certain investees for working capital and other uses in conjunction with the Company’s investments. As of March 31, 2025 and 2026, the aggregate outstanding balance of these loans was RMB1,771 million and RMB1,759 million, respectively, with remaining terms of up to five years and interest rates of up to 10% per annum as of March 31, 2025, and remaining terms of up to within five years and interest rates of up to 10% per annum as of March 31, 2026.

The Company provided a guarantee for a term loan facility of HK$7.7 billion in favor of Hong Kong Cingleot Investment Management Limited (“Cingleot”), a company that is partially owned by the Company, in connection with a logistics center development project at the Hong Kong International Airport. In May 2024, the loan facility was modified to a revolving loan facility and the facility amount was reduced to HK$6.5 billion. As of March 31, 2025 and 2026, HK$5.1 billion and HK$5.5 billion was drawn down by Cingleot under this facility, respectively. Moreover, we provide a partial guarantee for the continuing obligations of Cingleot to the Airport Authority.

The Company’s ecosystem offers different platforms on which different enterprises operate and the Company believes that all transactions on the Company’s platforms are conducted on terms determined based on normal commercial negotiation with similar unrelated parties.

Other than the transactions disclosed above or elsewhere in the consolidated financial statements, the Company has commercial arrangements with other investees and other related parties to provide and receive certain marketing, cloud and other services and products. The amounts relating to these services provided and received represent less than 1% of the Company’s revenue and total costs and expenses, respectively, for the years ended March 31, 2024, 2025 and 2026.

In addition, the Company has made certain acquisitions and equity investments together with related parties from time to time during the years ended March 31, 2024, 2025 and 2026. The agreements for acquisitions and equity investments were entered into by the parties involved and conducted on fair value basis. The significant acquisitions and equity investments together with related parties are included in Note 4.